LORD ABBETT SERIES FUND, INC.

Short Duration Income Portfolio

Total Return Portfolio

Supplement dated April 6, 2016 to the

Statement of Additional Information dated May 1, 2015

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1.	The following paragraph replaces the tenth paragraph in the subsection titled “Investment Advisory and Other Services – Portfolio Managers” on page 5-5 of the Statement of Additional Information (the “SAI”):

Robert A. Lee heads Short Duration Income Portfolio and Total Return Portfolio’s team. Assisting Mr. Lee are Andrew H. O’Brien and Kewjin Yuoh. Messrs. Lee, O’Brien and Yuoh are jointly and primarily responsible for the day-to-day management of each Fund.

2.	The following rows replace the applicable rows of the corresponding table on page 5-6 of the SAI in the subsection titled “Investment Advisory and Other Services – Portfolio Managers”:

Fund	Name	Other Accounts Managed (# and Total Net Assets+)
		Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Short Duration Income Portfolio	Robert A. Lee(1)	16 / $63,601.5	12 / $3,159.3	2,352 / $4,537.2(2)
	Andrew H. O’Brien(1)	8 / $41,890.6	5 / $626.6	840 / $2,929.5(2)
	Kewjin Yuoh(1)	7/$41,852.8	4/$616.7	840/$2,929.5(2)
Total Return Portfolio	Robert A. Lee(1)	16/$63,233.4	12/$3,159.3	2,352 / $4,537.2(2)
	Andrew H. O’Brien(1)	8/$41,522.5	5/$626.6	840/$2,929.5(2)
	Kewjin Yuoh(1)	7/$41,484.7	4/$616.7	840/$2,929.5(2)

+ Total net assets are in millions.

(1) These amounts shown are as of December 31, 2015.

(2) Does not include $410.2 million for which Lord Abbett provides investment models to managed account sponsors.

3.	The following rows replace the applicable rows of the corresponding table beginning on page 5-8 of the SAI in the subsection titled “Investment Advisory and Other Services – Holdings of Portfolio Managers”:

Dollar Range of Shares in the Funds
Fund	Name	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Short Duration Income Portfolio	Robert A. Lee*	X
	Andrew H. O’Brien*	X
	Kewjin Yuoh*	X
Total Return Portfolio	Robert A. Lee*	X
	Andrew H. O’Brien*	X
	Kewjin Yuoh*	X
* These amounts shown are as of December 31, 2015.

Please retain this document for your future reference.